Cost of sales (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cost of variables and fixed
Total Costs Variables	$ 50,375,848	$ 26,949,182
Construction services	1,888,186	183,359
Total Fixed cost	15,082,393	9,500,260
Cost of sales	65,458,241	36,449,442
Variable Costs
Cost of variables and fixed
Imported products	23,243,685	11,265,184
Purchases of crude in associations and concessions	11,712,144	6,801,926
Hydrocarbons purchases - ANH	6,929,845	3,965,823
Depreciation, depletion, and amortization	4,985,749	4,956,510
Gas royalties in cash	1,073,435	750,987
Electric Energy	1,074,527	773,844
Hydrocarbon transportation services	869,983	664,965
Purchases of other products and gas	879,966	581,821
Processing materials	828,599	643,876
Services contracted in association	239,872	201,624
Extensive tests	43,289
Others	(1,505,246)	(3,657,378)
Fixed cost
Cost of variables and fixed
Hydrocarbon transportation services	133,837	42,815
Services contracted in association	1,175,197	919,203
Depreciation and amortization	3,382,811	2,238,338
Maintenance	2,652,864	1,737,586
Labor costs	2,438,632	1,800,954
Contracted services	1,919,342	1,292,292
Taxes and contributions	725,640	685,268
Materials and operating supplies	452,560	386,994
General costs	$ 313,324	$ 213,451